CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts and notes receivable, allowance for doubtful accounts (in dollars)	$ 41		$ 42			$ 47
Accounts and notes receivable, pledged as collateral (in dollars)	876		521			520
Members' equity, units issued (in units)	2,728		2,728			2,728
Members' equity, units outstanding (in units)	2,728		2,728			2,728
Variable Interest Entity
Cash and cash equivalents	205	[1]	515	[1],[2]	215	210	[2]	231	561
Restricted cash	9	[1]	9	[1],[2]		9	[2]
Accounts and notes receivable (net)	1,691	[1]	1,542	[1],[2]		1,534	[2]
Inventories	1,911	[1]	1,741	[1],[2]		1,819	[2]
Other current assets	202	[1]	200	[1],[2]		222	[2]
Property, plant and equipment (net)	3,735	[1]	3,759	[1],[2]		3,656	[2]	3,510
Intangible assets (net)	83	[1]	88	[1],[2]		70	[2]
Other noncurrent assets	467	[1]	458	[1],[2]		366	[2]
Accounts payable	1,144	[1]	1,067	[1],[2]		1,101	[2]
Accrued liabilities	733	[1]	742	[1],[2]		723	[2]
Current portion of debt	270	[1]	277	[1],[2]		288	[2]
Long-term debt	3,621	[1]	3,633	[1],[2]		3,414	[2]
Other noncurrent liabilities	914	[1]	938	[1],[2]		1,157	[2]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	34		39			28
Restricted cash	9		9			9
Accounts and notes receivable (net)	47		41			38
Inventories	64		54			55
Other current assets	4		3
Property, plant and equipment (net)	363		369			378
Intangible assets (net)	16		17			19
Other noncurrent assets	30		28			28
Accounts payable	85		73			76
Accrued liabilities	30		32			26
Current portion of debt	179		183			193
Long-term debt	59		64			77
Other noncurrent liabilities	$ 43		$ 45			$ 101

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."